Summary of Significant Accounting Policies (Tables) - LandStar Inc. and Subsidiaries [Member]	9 Months Ended
Sep. 30, 2018
Schedule of Fair Value of Assumptions Using Black-Scholes Option-Pricing Model

During 2018, the fair value of each option grant was estimated using a Black-Scholes option-pricing model on the date of the grant as follows:

Nonemployees

Estimated dividend yield	0.00%
Expected stock price volatility	340.00%
Weighted-average risk-free interest rate	2.70%
Expected life of options	5.00
Weighted-average fair value per share	$0.0040

Schedule of Derivative Liability on Unobservable Inputs

Derivative liability as of December 31, 2017	$295,800
Addition of new derivatives recognized as debt discounts	829,680
Change in fair value of derivative liabilities	3,168,020

Derivative liability as of September 30, 2018	$4,293,500

The amount of net loss for the nine-month period ending September 30, 2018, attributable to the unrealized losses relating to liability still held at the reporting date	$3,168,020